Derivatives Instruments (Derivative Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges
Cash flow hedges, Derivative Assets	$ 0	$ 0
Cash flow hedges, Derivative Liabilities	1	5
HFT derivatives
HFT, Derivative Assets	170	187
HFT, Derivative Liabilities	403	479
Other derivatives
Other, Derivative Assets	1	1
Other, Derivative Liabilities	0	0
Derivative Assets
Total gross current derivative assets	207	293
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(120)	(126)
Derivative Asset, Total	87	167
Derivative Liabilities
Total gross current derivative liabilities	490	491
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	(120)	(126)
Derivative Liabilities, Total	370	365
Foreign exchange forwards
Cash flow hedges
Cash flow hedges, Derivative Assets	0	0
Cash flow hedges, Derivative Liabilities	1	5
Other derivatives
Other, Derivative Assets	0	0
Other, Derivative Liabilities	0	0
Power swaps and physical contracts
HFT derivatives
HFT, Derivative Assets	19	62
HFT, Derivative Liabilities	22	76
Natural gas swaps, futures, forwards, physical contracts
HFT derivatives
HFT, Derivative Assets	151	125
HFT, Derivative Liabilities	381	403
Equity derivatives and interest rate swaps
Other derivatives
Other, Derivative Assets	1	1
Other, Derivative Liabilities	0	0
Regulatory deferral
HFT derivatives
HFT, Derivative Assets	36	105
HFT, Derivative Liabilities	86	7
Derivative Assets
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(8)	(1)
Derivative Liabilities
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	(8)	(1)
Regulatory deferral | Commodity swaps and forwards | Power
HFT derivatives
HFT, Derivative Assets	23	2
HFT, Derivative Liabilities	36	1
Regulatory deferral | Commodity swaps and forwards | Coal
HFT derivatives
HFT, Derivative Assets	8	71
HFT, Derivative Liabilities	39	1
Regulatory deferral | Commodity swaps and forwards | Heavy fuel oil purchases
HFT derivatives
HFT, Derivative Assets	1	1
HFT, Derivative Liabilities	0	1
Regulatory deferral | Commodity swaps and forwards | Natural gas
HFT derivatives
HFT, Derivative Assets	2	2
HFT, Derivative Liabilities	5	4
Regulatory deferral | Foreign exchange forwards
HFT derivatives
HFT, Derivative Assets	2	29
HFT, Derivative Liabilities	6	0
HFT derivatives
Derivative Assets
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	(112)	(125)
Derivative Liabilities
Impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	$ (112)	$ (125)